Daily Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Daily Income Fund
Prospectus [Line Items]
Average Annual Return, Percent	3.77%	2.83%	1.70%